Structured entities - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£) entity	Dec. 31, 2020 GBP (£) entity	Dec. 31, 2019 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Number of structured entities | entity	5,696	3,162
Notional contract amount	£ 47,412,915	£ 42,625,605
Impairment cost of loan facilities	(536)	3,745	£ 1,275
Assets transferred to sponsored unconsolidated structured entities	1,662	730
Employee benefit and other trusts
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 3,300	2,900
Securitisation vehicles | Debt securities classified as amortised cost | Not more than three months
Disclosure of unconsolidated structured entities [line items]
Maturity period	90 days
Structured entities | Derivatives
Disclosure of unconsolidated structured entities [line items]
Notional contract amount	£ 217,055	153,894
Lending | Debt securities classified as amortised cost
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	25	22
Contractual backstop liquidity facilities | CP's and medium-term note conduits
Disclosure of unconsolidated structured entities [line items]
Standby facilities, credit lines and other commitments	£ 17,200	£ 16,900